Note 5 - Impairment charge (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Growth rate used in current estimate of value in use	2.00%	2.00%	2.00%
Impairment charge			$ 76,725
Tubes [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge			63,100
All other segments [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge			$ 13,600
Bottom of range [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate used in current estimate of value in use	13.40%	12.50%	13.40%
Top of range [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate used in current estimate of value in use	18.20%	21.40%	20.20%